Time Deposits with Original Maturity Over Three Months/Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Disclosure of Time Deposits with Banks [Abstract]
Time Deposits with Original Maturity Over Three Months/Cash and Cash Equivalents
21.
TIME DEPOSITS WITH ORIGINAL MATURITY OVER THREE MONTHS/CASH AND CASH EQUIVALENTS

The time deposits with original maturity over three months were placed with licensed commercial banks in the PRC, carry interest at a fixed rate of 3.70% per annum. As of December 31, 2023 all these time deposits with original maturity over three months had matured and there are no longer any time deposits as of December 31, 2023.

Bank balances include demand deposits, presenting as cash and cash equivalent, carry interest at prevailing market interest rates ranging from 0.01% to 0.05% and from 0.01% to 3.05% for the years ended December 31, 2022 and 2023, respectively.